TRADE RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS [Text Block]

5. TRADE RECEIVABLES AND OTHER ASSETS

The Company's trade receivables and other assets are primarily related to royalty revenue receivable, deferred compensation and milestone payments, refundable taxes and VAT recoverable from government taxation authorities, recoveries of royalty generation costs from project partners, prepaid expenses and reclamation bonds.

As at December 31, 2022 and 2021, trade receivables and other assets were as follows:

Category	December 31, 2022	December 31, 2021
Royalty revenue receivable	$1,034	$198
Refundable taxes	1,017	1,166
Turkish VAT recoverable	3,567	5,496
Recoverable royalty generation expenditures and advances	911	1,445
Deferred compensation	12,216	11,112
Milestone payments receivable	4,000	-
Reclamation bonds	472	834
Prepaid expenses, deposits and other	879	617
Total receivables and other assets	24,096	20,869
Less: current portion	(11,574)	(7,440)
Non-current portion	$12,522	$13,429

Non-current trade receivables and other assets are comprised of VAT, the deferred payments from Aftermath Silver Ltd. ("Aftermath") and AbraSilver Resource Corp. ("AbraSilver") (Note 9) expected to be collected after 12 months, and reclamation bonds held as security towards future royalty generation work and the related future potential cost of reclamation of the Company's land and unproven mineral interests.

The following table summarizes the changes in deferred compensation receivable during the years ended December 31, 2022 and 2021:

	Aftermath	Abrasilver	Total
Balance as at January 1, 2021	$-	$-	$-
Additions	8,506	4,600	13,106
Interest accretion	156	100	256
Amount received	(2,250)	-	(2,250)
Balance as at December 31, 2021	6,412	4,700	11,112
Gain on receivable modification	255	-	255
Interest accretion	696	553	1,249
Amount received	(400)	-	(400)
Balance as at December 31, 2022	6,963	5,253	12,216
Less: current portion	(2,500)	-	(2,500)
Non-current portion	$4,463	$5,253	$9,716

As at December 31, 2022, the Company has no material reclamation obligations. Once reclamation of the properties is complete, the bonds will be returned to the Company.

The carrying amounts of the Company's trade receivables and other assets are denominated in the following currencies:

Currency	December 31, 2022	December 31, 2021
US Dollars	$18,763	$13,359
Canadian Dollars	347	1,351
Swedish Krona	1,350	663
Turkish Lira	3,602	5,496
Other	34	-
Total	$24,096	$20,869